ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 20,317	$ 18,312	$ 16,121	$ 16,121
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	16.00%	14.00%	16.00%
The net sales of Copaxone as a percentage of total net sales	0.00%	0.00%	18.00%
Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	20,317	18,312	16,121
Segment Geographical Groups Of Countries Group One Member | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	10,438	8,800	9,394
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,381	3,957	5,789
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	5,857	4,804	3,600
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	200	39	5
Segment Geographical Groups Of Countries Group Two Member | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	5,673	5,660	3,947
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,387	3,810	2,637
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,563	1,101	746
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	723	749	564
Segment Geographical Groups Of Countries Group Three [Member] | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,206	3,852	2,780
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,617	2,429	1,481
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	730	588	509
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	859	835	790
Israel [Member] | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales in Israel	$ 621	$ 621	$ 566